Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
NOTE 21:-	LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company's leases have original lease periods expiring between 2020 and 2028. Some leases include an option to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

In November 2019, the Company entered into a lease agreement for new corporate offices of Comblack IT in Ramat Gan, Israel. The lease expires in April 2025, with an option by the Company to extend for an additional 5-year term. The Company deemed this option as reasonably certain to be renewed.

The Company has several leased offices in the United States, with expiry dates varying between 2020 and 2024, with renewal options varying between 2021 and 2030.

Under Topic 842, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the balance sheet. The aggregated present value of lease agreements is recorded as a long-term asset titled ROU asset.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

The components of operating lease costs were as follows: Basic rent expenses, management fees, parking expenses and maintenance costs.

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company's operating leases:

December 31,
2019
Weighted average remaining lease term (years)	3.55
Weighted average discount rate	2.05%

Cash paid for amounts included in the measurement of operating lease liabilities was $3,595 (included in cash flows from operating activities).

Maturities of lease liabilities are as follows:

2020	$4,407
2021	3,208
2022	2,070
2023	1,586
2024	1,086
2025 and thereafter	3,746
Total undiscounted cash flows	$16,103
Less imputed interest	(1,151)
Present value of lease liabilities	14,952